Note 21 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of the detailed information of income tax [text block]
	2018	2017
Current tax expense	$2,555	$27,123
Deferred tax expense (benefit)
Origination and reversal of temporary differences	$129,177	$152,945
Benefit arising from previously unrecognized tax loss or temporary difference	(111,058)	(136,837)
Deferred tax expense	18,119	16,108
Provision for income taxes	$20,674	$43,231

Disclosure of income tax reconciliation [text block]
	2018	2017
Income before income taxes	$539,248	$514,114
Combined statutory Canadian federal and provincial income tax rate	26.50%	26.50%
Income tax expense based on statutory rate	$142,901	$136,240
Increase (decrease) in income taxes resulting from:
Benefit of mark-to-market loss and other temporary differences not recognized	$(111,058)	$(136,837)
Variance between combined Canadian tax rate and the tax rate applicable to foreign earnings	1,000	40,396
Other permanent items	(12,169)	3,432
Total income tax expense	$20,674	$43,231

Disclosure of deferred taxes [text block]
	2018	2017
Mark-to-market losses on derivative instruments	$17,580	$28,667
Tax losses and excess of tax basis over book basis	78,825	9,893
Total deferred tax asset	96,405	38,560
Offset of deferred taxes	(93,873)	(17,292)
Net deferred tax asset	$2,532	$21,268

Partnership income deferred for tax purposes	$(6,249)	$(8,281)
Mark-to-market gains on derivative instruments	(54,158)	(391)
Book to tax differences on other assets	(30,480)	(4,476)
Convertible debentures	(2,986)	(4,144)
Total deferred tax liability	(93,873)	(17,292)
Offset of deferred taxes	93,873	17,292

Disclosure of income tax, deferred tax movements [text block]
	Balance April 1, 2017	Recognized in profit or loss	Recognized in OCI	Balance March 31, 2018
Partnership income deferred for tax	$(8,281)	$2,032	$-	$(6,249)
Book to tax differences on other assets	4,269	51,864	(7,788)	48,345
Mark-to-market (gains) losses on derivative instruments	29,424	(66,002)	-	(36,578)
Convertible debentures	(4,144)	1,158	-	(2,986)
	$21,268	$(10,948)	$(7,788)	$2,532
	Balance April 1, 2016	Recognized in profit or loss	Recognized in OCI	Balance March 31, 2017
Partnership income deferred for tax	$(22,306)	$14,025	$-	$(8,281)
Book to tax differences - customer contracts	(5,139)	5,139	-	-
Book to tax differences on other assets	19,181	(11,557)	(2,207)	5,417
Mark-to-market (gains) losses on derivative instruments	50,481	(22,205)	-	28,276
Convertible debentures	(2,634)	(1,510)	-	(4,144)
	$39,583	$(16,108)	$(2,207)	$21,268

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2018	2017
Losses available for carryforward	$-	$55,745
Mark-to-market on losses on derivative instruments	-	86,767
Excess of tax over book basis	15,824	14,718
Alternative minimum tax credit carryforward	-	2,068

Disclosure of losses available for carryforward [text block]
2018
2029	$-
2030	-
2031 and thereafter	138,372
Total	$138,372